First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 65.2%
	Construction & Engineering – 0.6%
8,600	Quanta Services, Inc.	$883,392
	Electric Utilities – 14.7%
32,400	Alliant Energy Corp.	1,939,464
33,070	American Electric Power Co., Inc. (a)	2,989,528
11,600	Duke Energy Corp. (a)	1,218,696
4,300	Emera, Inc. (CAD) (a)	203,744
247,250	Enel S.p.A., ADR	1,886,518
5,400	Eversource Energy	483,246
65,800	Exelon Corp.	3,813,110
4,400	Fortis, Inc. (CAD) (a)	209,001
6,200	Iberdrola S.A., ADR	284,208
12,700	IDACORP, Inc.	1,399,794
13,370	NextEra Energy, Inc.	1,044,464
4,490	Orsted A/S, ADR	158,632
111,620	PPL Corp. (a) (b)	3,312,882
61,480	Southern (The) Co. (a)	4,272,245
14,800	Xcel Energy, Inc.	1,030,968
		24,246,500
	Gas Utilities – 7.8%
195,620	AltaGas Ltd. (CAD) (a)	4,018,124
17,900	Atmos Energy Corp. (a)	1,919,238
8,000	National Fuel Gas Co.	485,840
49,670	New Jersey Resources Corp. (a)	1,997,231
19,200	ONE Gas, Inc.	1,495,488
15,000	Southwest Gas Holdings, Inc.	1,022,700
43,240	UGI Corp. (b)	1,960,934
		12,899,555
	Independent Power & Renewable Electricity Producers – 1.0%
19,300	AES (The) Corp. (a)	428,074
33,390	Clearway Energy, Inc., Class A	1,030,081
8,000	EDP Renovaveis S.A. (EUR) (c)	168,172
		1,626,327
	Multi-Utilities – 10.5%
60,000	Atco Ltd., Class I (CAD) (a)	2,021,162
10,430	Black Hills Corp.	706,528
107,670	CenterPoint Energy, Inc. (a)	3,053,521
16,450	CMS Energy Corp. (a)	1,059,051
12,500	Dominion Energy, Inc. (a)	1,008,250
17,380	DTE Energy Co. (a)	2,093,074
59,970	Public Service Enterprise Group, Inc.	3,989,804
21,850	Sempra Energy	3,018,796
3,130	WEC Energy Group, Inc.	303,735
		17,253,921
	Oil, Gas & Consumable Fuels – 30.2%
9,410	Cheniere Energy, Inc.	1,052,979
129,440	DT Midstream, Inc. (a)	6,692,048
103,085	Enbridge, Inc. (b)	4,357,403
113,893	Equitrans Midstream Corp. (a)	923,672
130,664	Keyera Corp. (CAD) (a)	3,074,508
303,998	Kinder Morgan, Inc. (b)	5,277,405
100,006	ONEOK, Inc. (a) (b)	6,068,364

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
33,000	Shell PLC, ADR	$1,696,200
214,109	TC Energy Corp. (a)	11,058,730
320,178	Williams (The) Cos., Inc. (a)	9,586,129
		49,787,438
	Semiconductors & Semiconductor Equipment – 0.1%
1,100	Enphase Energy, Inc. (d)	154,517
	Water Utilities – 0.3%
3,200	American Water Works Co., Inc.	514,560
	Total Common Stocks	107,366,210
	(Cost $98,358,142)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 57.4%
	Chemicals – 3.2%
197,848	Westlake Chemical Partners, L.P. (a)	5,280,563
	Gas Utilities – 0.8%
88,500	Suburban Propane Partners, L.P. (a)	1,312,455
	Independent Power & Renewable Electricity Producers – 2.0%
43,819	NextEra Energy Partners, L.P. (a) (e)	3,296,065
	Oil, Gas & Consumable Fuels – 51.4%
254,269	Cheniere Energy Partners, L.P. (a)	12,520,206
1,230,460	Energy Transfer, L.P. (a) (b)	11,775,502
650,564	Enterprise Products Partners, L.P. (a)	15,379,333
259,330	Hess Midstream, L.P., Class A (a) (e)	7,613,929
171,190	Holly Energy Partners, L.P. (a)	3,202,965
326,819	Magellan Midstream Partners, L.P. (a)	15,971,644
185,000	MPLX, L.P.	6,071,700
764,020	Plains All American Pipeline, L.P. (a)	8,228,495
304,480	Shell Midstream Partners, L.P. (a)	3,872,986
		84,636,760
	Total Master Limited Partnerships	94,525,843
	(Cost $82,908,641)
	Total Investments – 122.6%	201,892,053
	(Cost $181,266,783)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.6)%
(247)	Enbridge, Inc.	$(1,044,069)	$40.00	02/18/22	(60,515)
(8,904)	Energy Transfer, L.P.	(8,521,128)	9.00	02/18/22	(534,240)
(3,039)	Kinder Morgan, Inc.	(5,275,704)	17.00	03/18/22	(252,237)
(500)	ONEOK, Inc.	(3,034,000)	62.50	03/18/22	(90,000)
(836)	PPL Corp.	(2,481,248)	31.00	02/18/22	(4,180)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(432)	UGI Corp.	$(1,959,120)	$45.00	02/18/22	$(45,360)
	Total Call Options Written				(986,532)
	(Premiums received $457,939)

Outstanding Loan – (24.5)%	(40,400,000)
Net Other Assets and Liabilities – 2.5%	4,156,135
Net Assets – 100.0%	$164,661,656

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, the security noted as such is valued at $168,172 or 0.1% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 1,626,327	$ 1,458,155	$ 168,172	$ —
Other industry categories*	105,739,883	105,739,883	—	—
Master Limited Partnerships*	94,525,843	94,525,843	—	—
Total Investments	$ 201,892,053	$ 201,723,881	$ 168,172	$—

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (986,532)	$ (986,532)	$ —	$ —

*	See Portfolio of Investments for industry breakout.